Long-Term Obligations (Details) (6% Convertible Notes, USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Mar. 31, 2014 item	Nov. 30, 2012 item	Dec. 31, 2014	Dec. 31, 2013 item
6% Convertible Notes
Debt Instrument [Line Items]
Number of purchasers of convertible debt			13	2		12
Issuance of notes in exchange for cash			$ 1,000,000	$ 200,000		$ 1,000,000
Interest rate on convertible notes			6.00%	6.00%		6.00%
Percentage of fair value of common stock used for conversion price at maturity	80				80
Debt discount recognized	0	148,000			204,000	206,000
Amortization of debt discount	$ 0	$ 12,000			$ 49,000	$ 41,000